Receivables, Net - Receivables Credit Quality Indicators and Aging of Billed Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Allowance for Credit Losses:
Beginning balance	$ 212		$ 222
Provision	100		128
Charge-offs	108		140
Recoveries and other	3		(2)
Ending Balance	201		212
Finance Receivables collectively evaluated for impairment	6,556	[1]	6,821	[1]
Residual values not included in the impairment evaluation	7		11
Allowance for credit losses not included in the impairment evaluation	201		212
Total Finance Receivables	6,556		6,821
Credit quality indicators [Abstract]
Loss Rates Of Customers With Investment Grade Credit Quality	1.00%
Loss rates of customers with non investment grade credit quality, low range (in hundredths)	2.00%
Loss rates of customers with non investment grade credit quality, high range (in hundredths)	4.00%
Loss rates of customers with substandard/doubtful credit quality (in hundredths)	10.00%
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	6,556		6,821
Finance Receivables Greater Than 90 Days and Accruing	241		286
Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	177		213
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	123		147
31-90 Days Past Due	28		37
Greater Than 90 Days Past Due	26		29
Total Finance Receivables	177		213
Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	6,379		6,608
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	6,379		6,608
Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	3,274		3,320
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	3,274		3,320
Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	2,398		2,577
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,398		2,577
Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	884		924
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	884		924
UNITED STATES
Allowance for Credit Losses:
Beginning balance	91		99
Provision	15		47
Charge-offs	(31)		(58)
Recoveries and other	0	[2]	3	[2]
Ending Balance	75		91
Finance Receivables collectively evaluated for impairment	2,993	[1]	3,177	[1]
Total Finance Receivables	2,993		3,177
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,993		3,177
Finance Receivables Greater Than 90 Days and Accruing	66		106
UNITED STATES | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	96		123
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	75		95
31-90 Days Past Due	16		20
Greater Than 90 Days Past Due	5		8
Total Finance Receivables	96		123
UNITED STATES | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	2,897		3,054
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,897		3,054
UNITED STATES | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	1,703		1,798
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	1,703		1,798
UNITED STATES | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	818		887
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	818		887
UNITED STATES | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	472		492
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	472		492
UNITED STATES | Finance and Other Services [Member]
Allowance for Credit Losses:
Total Finance Receivables	889		951
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	889		951
Finance Receivables Greater Than 90 Days and Accruing	15		23
UNITED STATES | Finance and Other Services [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	23		30
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	18		23
31-90 Days Past Due	4		5
Greater Than 90 Days Past Due	1		2
Total Finance Receivables	23		30
UNITED STATES | Finance and Other Services [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	866		921
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	866		921
UNITED STATES | Finance and Other Services [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	349		360
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	349		360
UNITED STATES | Finance and Other Services [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	380		401
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	380		401
UNITED STATES | Finance and Other Services [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	160		190
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	160		190
UNITED STATES | Government and Education [Member]
Allowance for Credit Losses:
Total Finance Receivables	845		877
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	845		877
Finance Receivables Greater Than 90 Days and Accruing	29		40
UNITED STATES | Government and Education [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	28		35
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	21		26
31-90 Days Past Due	5		6
Greater Than 90 Days Past Due	2		3
Total Finance Receivables	28		35
UNITED STATES | Government and Education [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	817		842
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	817		842
UNITED STATES | Government and Education [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	821		849
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	821		849
UNITED STATES | Government and Education [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	20		21
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	20		21
UNITED STATES | Government and Education [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	4		7
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	4		7
UNITED STATES | Graphic Arts [Member]
Allowance for Credit Losses:
Total Finance Receivables	498		520
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	498		520
Finance Receivables Greater Than 90 Days and Accruing	7		16
UNITED STATES | Graphic Arts [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	19		25
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	16		21
31-90 Days Past Due	2		3
Greater Than 90 Days Past Due	1		1
Total Finance Receivables	19		25
UNITED STATES | Graphic Arts [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	479		495
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	479		495
UNITED STATES | Graphic Arts [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	126		147
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	126		147
UNITED STATES | Graphic Arts [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	200		217
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	200		217
UNITED STATES | Graphic Arts [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	172		156
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	172		156
UNITED STATES | Industrial [Member]
Allowance for Credit Losses:
Total Finance Receivables	295		335
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	295		335
Finance Receivables Greater Than 90 Days and Accruing	6		10
UNITED STATES | Industrial [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	10		14
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	7		11
31-90 Days Past Due	2		2
Greater Than 90 Days Past Due	1		1
Total Finance Receivables	10		14
UNITED STATES | Industrial [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	285		321
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	285		321
UNITED STATES | Industrial [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	180		206
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	180		206
UNITED STATES | Industrial [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	83		91
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	83		91
UNITED STATES | Industrial [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	32		38
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	32		38
UNITED STATES | Healthcare [Member]
Allowance for Credit Losses:
Total Finance Receivables	200		214
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	200		214
Finance Receivables Greater Than 90 Days and Accruing	5		9
UNITED STATES | Healthcare [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	7		9
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	5		6
31-90 Days Past Due	2		2
Greater Than 90 Days Past Due	0		1
Total Finance Receivables	7		9
UNITED STATES | Healthcare [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	193		205
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	193		205
UNITED STATES | Healthcare [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	130		134
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	130		134
UNITED STATES | Healthcare [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	42		48
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	42		48
UNITED STATES | Healthcare [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	28		32
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	28		32
UNITED STATES | Other Financing Receivable [Member]
Allowance for Credit Losses:
Total Finance Receivables	266		280
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	266		280
Finance Receivables Greater Than 90 Days and Accruing	4		8
UNITED STATES | Other Financing Receivable [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	9		10
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	8		8
31-90 Days Past Due	1		2
Greater Than 90 Days Past Due	0		0
Total Finance Receivables	9		10
UNITED STATES | Other Financing Receivable [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	257		270
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	257		270
UNITED STATES | Other Financing Receivable [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	97		102
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	97		102
UNITED STATES | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	93		109
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	93		109
UNITED STATES | Other Financing Receivable [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	76		69
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	76		69
CANADA
Allowance for Credit Losses:
Beginning balance	37		33
Provision	11		22
Charge-offs	(17)		(23)
Recoveries and other	2	[2]	5	[2]
Ending Balance	33		37
Finance Receivables collectively evaluated for impairment	825	[1]	872	[1]
Total Finance Receivables	825		872
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	825		872
Finance Receivables Greater Than 90 Days and Accruing	27		28
CANADA | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	6		7
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	3		3
31-90 Days Past Due	2		3
Greater Than 90 Days Past Due	1		1
Total Finance Receivables	6		7
CANADA | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	819		865
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	819		865
CANADA | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	440		454
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	440		454
CANADA | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	249		268
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	249		268
CANADA | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	136		150
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	136		150
CANADA | Finance and Other Services [Member]
Allowance for Credit Losses:
Total Finance Receivables	322		333
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	322		333
CANADA | Finance and Other Services [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	153		150
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	153		150
CANADA | Finance and Other Services [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	118		127
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	118		127
CANADA | Finance and Other Services [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	51		56
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	51		56
CANADA | Government and Education [Member]
Allowance for Credit Losses:
Total Finance Receivables	134		142
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	134		142
CANADA | Government and Education [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	121		127
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	121		127
CANADA | Government and Education [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	9		12
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	9		12
CANADA | Government and Education [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	4		3
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	4		3
CANADA | Graphic Arts [Member]
Allowance for Credit Losses:
Total Finance Receivables	110		115
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	110		115
CANADA | Graphic Arts [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	36		32
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	36		32
CANADA | Graphic Arts [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	39		35
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	39		35
CANADA | Graphic Arts [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	35		48
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	35		48
CANADA | Industrial [Member]
Allowance for Credit Losses:
Total Finance Receivables	131		134
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	131		134
CANADA | Industrial [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	56		57
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	56		57
CANADA | Industrial [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	41		47
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	41		47
CANADA | Industrial [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	34		30
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	34		30
CANADA | Other Financing Receivable [Member]
Allowance for Credit Losses:
Total Finance Receivables	128		148
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	128		148
CANADA | Other Financing Receivable [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	74		88
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	74		88
CANADA | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	42		47
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	42		47
CANADA | Other Financing Receivable [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	12		13
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	12		13
Europe finance receivables [Member]
Allowance for Credit Losses:
Beginning balance	81		87
Provision	74		59
Charge-offs	(59)		(59)
Recoveries and other	(5)	[2]	(6)	[2]
Ending Balance	91		81
Finance Receivables collectively evaluated for impairment	2,630	[1]	2,706	[1]
Total Finance Receivables	2,630		2,706
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,630		2,706
Finance Receivables Greater Than 90 Days and Accruing	148		152
Europe finance receivables [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	72		81
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	43		47
31-90 Days Past Due	9		14
Greater Than 90 Days Past Due	20		20
Total Finance Receivables	72		81
Europe finance receivables [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	2,558		2,625
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	2,558		2,625
Europe finance receivables [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	1,056		1,035
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	1,056		1,035
Europe finance receivables [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	1,305		1,389
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	1,305		1,389
Europe finance receivables [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	269		282
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	269		282
Europe finance receivables - France [Member]
Allowance for Credit Losses:
Total Finance Receivables	692		675
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	692		675
Finance Receivables Greater Than 90 Days and Accruing	16		5
Europe finance receivables - France [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	3		2
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	1		1
31-90 Days Past Due	1		1
Greater Than 90 Days Past Due	1		0
Total Finance Receivables	3		2
Europe finance receivables - France [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	689		673
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	689		673
Europe finance receivables - France [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	246		219
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	246		219
Europe finance receivables - France [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	354		374
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	354		374
Europe finance receivables - France [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	92		82
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	92		82
Europe Finance Receivables UK Ireland [Member]
Allowance for Credit Losses:
Total Finance Receivables	417		421
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	417		421
Finance Receivables Greater Than 90 Days and Accruing	4		7
Europe Finance Receivables UK Ireland [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	8		6
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	3		4
31-90 Days Past Due	2		1
Greater Than 90 Days Past Due	3		1
Total Finance Receivables	8		6
Europe Finance Receivables UK Ireland [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	409		415
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	409		415
Europe Finance Receivables UK Ireland [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	201		206
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	201		206
Europe Finance Receivables UK Ireland [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	162		164
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	162		164
Europe Finance Receivables UK Ireland [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	54		51
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	54		51
Europe finance receivables - Central [Member]
Allowance for Credit Losses:
Total Finance Receivables	881	[3]	913	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	881	[3]	913	[3]
Finance Receivables Greater Than 90 Days and Accruing	46	[3]	39	[3]
Europe finance receivables - Central [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	12	[3]	15	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	7	[3]	9	[3]
31-90 Days Past Due	2	[3]	2	[3]
Greater Than 90 Days Past Due	3	[3]	4	[3]
Total Finance Receivables	12	[3]	15	[3]
Europe finance receivables - Central [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	869	[3]	898	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	869	[3]	898	[3]
Europe finance receivables - Central [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	330	[3]	297	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	330	[3]	297	[3]
Europe finance receivables - Central [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	494	[3]	551	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	494	[3]	551	[3]
Europe finance receivables - Central [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	57	[3]	65	[3]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	57	[3]	65	[3]
Europe finance receivables - Southern [Member]
Allowance for Credit Losses:
Total Finance Receivables	538	[4]	581	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	538	[4]	581	[4]
Finance Receivables Greater Than 90 Days and Accruing	82	[4]	99	[4]
Europe finance receivables - Southern [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	48	[4]	57	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	31	[4]	32	[4]
31-90 Days Past Due	4	[4]	10	[4]
Greater Than 90 Days Past Due	13	[4]	15	[4]
Total Finance Receivables	48	[4]	57	[4]
Europe finance receivables - Southern [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	490	[4]	524	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	490	[4]	524	[4]
Europe finance receivables - Southern [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	219	[4]	263	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	219	[4]	263	[4]
Europe finance receivables - Southern [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	256	[4]	237	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	256	[4]	237	[4]
Europe finance receivables - Southern [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	63	[4]	81	[4]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	63	[4]	81	[4]
Europe finance receivables - Nordics [Member]
Allowance for Credit Losses:
Total Finance Receivables	102	[5]	116	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	102	[5]	116	[5]
Finance Receivables Greater Than 90 Days and Accruing	0	[5]	2	[5]
Europe finance receivables - Nordics [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	1	[5]	1	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	1	[5]	1	[5]
31-90 Days Past Due	0	[5]	0	[5]
Greater Than 90 Days Past Due	0	[5]	0	[5]
Total Finance Receivables	1	[5]	1	[5]
Europe finance receivables - Nordics [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	101	[5]	115	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	101	[5]	115	[5]
Europe finance receivables - Nordics [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	60	[5]	50	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	60	[5]	50	[5]
Europe finance receivables - Nordics [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	39	[5]	63	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	39	[5]	63	[5]
Europe finance receivables - Nordics [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	3	[5]	3	[5]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	3	[5]	3	[5]
Other countries finance receivables [Member]
Allowance for Credit Losses:
Beginning balance	3	[6]	3	[6]
Provision	0	[6]	0	[6]
Charge-offs	(1)	[6]	0	[6]
Recoveries and other	0	[2],[6]	0	[2],[6]
Ending Balance	2	[6]	3	[6]
Finance Receivables collectively evaluated for impairment	108	[1],[6]	66	[1],[6]
Total Finance Receivables	108		66
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	108		66
Finance Receivables Greater Than 90 Days and Accruing	0		0
Other countries finance receivables [Member] | Billed Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	3		2
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	2		2
31-90 Days Past Due	1		0
Greater Than 90 Days Past Due	0		0
Total Finance Receivables	3		2
Other countries finance receivables [Member] | Unbilled Revenues [Member]
Allowance for Credit Losses:
Total Finance Receivables	105		64
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	105		64
Other countries finance receivables [Member] | Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	75		33
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	75		33
Other countries finance receivables [Member] | Non-Investment Grade [Member]
Allowance for Credit Losses:
Total Finance Receivables	26		33
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	26		33
Other countries finance receivables [Member] | Substandard [Member]
Allowance for Credit Losses:
Total Finance Receivables	7		0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Finance Receivables	$ 7		$ 0

[1]	Total Finance receivables exclude residual values of $7 and $11, and the allowance for credit losses of $201 and $212 at December 31, 2011 and 2010, respectively.
[2]	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[3]	Switzerland, Germany, Austria, Belgium and Holland.
[4]	Italy, Greece, Spain and Portugal.
[5]	Sweden, Norway, Denmark and Finland.
[6]	Includes developing market countries and smaller units.